SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interests (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2021	Sep. 30, 2020
Noncontrolling Interest
Noncontrolling interests	$ 1,559,268		$ 1,349,505
Payments to acquire businesses and interest in affiliates	$ 28,356	¥ 200,000
Percentage of additional equity interest acquired	0.20%	0.20%
Chengdu QLS and subsidiaries
Noncontrolling Interest
Acquired equity interest, subsidiaries, percentage				7.76%
Chengdu QLS and subsidiaries
Noncontrolling Interest
Ownership interest acquired (in percent)				79.51%	71.75%
Gansu QLS
Noncontrolling Interest
Ownership interest acquired (in percent)	79.71%
Gansu QLS
Noncontrolling Interest
Ownership interest (in percent)			0.786%
Noncontrolling interests	$ 169,574		$ 1,146,121
Chengdu QLS and subsidiaries
Noncontrolling Interest
Ownership interest (in percent)			20.29%
Noncontrolling interests	1,332,983		$ 181,315
Zhongqiao Youguan E Commerce Service Co. Ltd
Noncontrolling Interest
Ownership interest (in percent)			48.72%
Noncontrolling interests	$ 56,711		$ 22,069